Interim condensed consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Issued capital [Member]	Foreign currency translation reserve [Member]	Equity compensation reserve [Member]	Accumulated losses [Member]
Beginning balance at Jun. 30, 2022	$ 203,699	$ 254,273	$ (10,193)	$ 5,755	$ (46,136)
Changes in equity
Loss after income tax expense for the period	(5,811)	0	0	0	(5,811)
Foreign currency translation differences	(509)	0	(509)	0	0
Total comprehensive income for the period	(6,320)	0	(509)	0	(5,811)
Share based payments expensed/capitalised	947	0	0	947	0
Fair value of performance rights exercised	0	1,062	0	(1,062)	0
Share issue costs	(11)	(11)	0	0	0
Ending balance at Dec. 31, 2022	198,315	255,324	(10,702)	5,640	(51,947)
Beginning balance at Jun. 30, 2022	203,699	254,273	(10,193)	5,755	(46,136)
Changes in equity
Share issue costs	(12)
Ending balance at Jun. 30, 2023	197,399	255,364	(12,716)	7,278	(52,527)
Changes in equity
Loss after income tax expense for the period	(2,747)	0	0	0	(2,747)
Foreign currency translation differences	159	0	159	0	0
Total comprehensive income for the period	(2,588)	0	159	0	(2,747)
Share based payments expensed/capitalised	1,494	0	0	1,494	0
Fair value of performance rights exercised	0	1,732	0	(1,732)	0
Fair value of unlisted options exercised	0	84	0	(84)	0
Share issue costs	(11)	(11)	0	0	0
Ending balance at Dec. 31, 2023	$ 196,294	$ 257,169	$ (12,557)	$ 6,956	$ (55,274)